SCHEDULE OF RECLASSIFICATION OF CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Prepayments and other current assets	$ (56,951)	$ 445,116	$ 97,647
Net cash provided by operating activities	(2,251,071)	1,132,476	813,826
Purchase of property, plant and equipment	(5,644,423)	(1,585,546)	(3,524,713)
Net cash provided by investing activities	$ (5,638,790)	312,252	$ (3,444,863)
Previously Reported [Member]
Prepayments and other current assets		(120,272)
Net cash provided by operating activities		567,088
Purchase of property, plant and equipment		(1,020,158)
Net cash provided by investing activities		877,640
Revision of Prior Period, Reclassification, Adjustment [Member]
Prepayments and other current assets		565,388
Net cash provided by operating activities		565,388
Purchase of property, plant and equipment		(565,388)
Net cash provided by investing activities		$ (565,388)